Investments in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of Permanent Investments in joint Ventures and Associates
A. The investments in joint ventures and associates as of December 31, 2023 and 2022 were as follows:

	Percentage of investment	December 31,
		2023		2022
Sierrita Gas Pipeline LLC	35.00%	Ps.	879,616	Ps.	1,051,626
Frontera Brownsville, LLC.	50.00%	354,691		410,097
Texas Frontera, LLC.	50.00%	178,421		185,967
CH4 Energía, S. A. de C.V.	50.00%	183,648		170,188
Administración del Sistema Portuario Nacional Dos Bocas, S. A. de C.V.	40.00%	74,529		91,537
Other, net	Various	183,898		134,551
Total		Ps.	1,854,803	Ps.	2,043,966

Schedule (Loss) Profit Sharing in Joint Ventures and Associates
Profit (loss) sharing in joint ventures and associates:

	December 31,
	2023		2022		2021
Deer Park Refining Limited Partnership (1)(2)	Ps.	—	Ps.	—	Ps.	(3,374,314)
Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V.	(17,008)		(18,807)		(97,809)
Sierrita Gas Pipeline LLC	185,027		188,329		200,260
Frontera Brownsville, LLC.	3,369		18,632		34,670
CH4 Energía S.A. de C.V.	44,960		39,367		32,983
Texas Frontera, LLC.	32,956		19,321		20,892
Other, net	160,011		102,559		95,211
Profit (loss) sharing in joint ventures and associates, net	Ps.	409,315	Ps.	349,401	Ps.	(3,088,107)
(1)As of December 31, 2021, PEMEX recognized an impairment in Deer Park of Ps. (6,703,324) (see Note 12-B).
(2)DPRLP's activity before business combination was recognized as a commission fee between the joint venture parties and now, the core business activity is the sale of refined products to third parties.

The following tables show condensed financial information of major investments recognized under the equity method as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021:
i.    Joint venture

Condensed statements of financial position
Deer Park Refining Limited
	December 31,
	2021 (1)
Cash and cash equivalents	Ps.	16,961
Other current assets	2,747,712
Current assets	2,764,673
Non-current assets	43,991,962
Total assets	46,756,635
Current financial liabilities	20,056,315
Other current liabilities	1,040,825
Current liabilities	21,097,140
Non-current financial liabilities	11,000,707
Other liabilities	1,250,799
Non-current liabilities	12,251,506
Total liabilities	33,348,646
Total equity	13,407,989
Total liabilities and equity	Ps.	46,756,635
(1)Joint venture until January 2022 (see Note 12-B).

Condensed statements of comprehensive income
Deer Park Refining Limited
	December 31,
	2021 (1)
Sales and other income	Ps.	10,706,417
Costs and expenses	12,539,324
Depreciation and amortization	4,223,056
Interest paid	684,673
Income tax	8,660
Net result	Ps.	(6,749,296)
(1)The net loss was due unexpected repairs in the main distillation and coking unit of the refinery and heavy snowfalls in the Texas area, which caused a decrease in the processing of crude oil in refined products.

ii. Associates

Condensed statements of financial position
Sierrita Gas Pipeline, LLC
	December 31,
	2023		2022
Current assets	Ps.	109,299	Ps.	144,229
Non-current assets	2,465,298		2,992,861
Total assets	2,574,597		3,137,090
Current liabilities	61,410		132,444
Total liabilities	61,410		132,444
Total equity	2,513,188		3,004,646
Total liabilities and equity	Ps.	2,574,598	Ps.	3,137,090

Condensed statements of comprehensive income
Sierrita Gas Pipeline, LLC
	December 31,
	2023		2022		2021
Income	Ps.	832,108	Ps.	949,075	Ps.	957,549
Costs and expenses	303,460		410,993		385,376
Net result	Ps.	528,648	Ps.	538,082	Ps.	572,173

Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method
The following tables show condensed financial information of major investments recognized under the equity method as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021:
i.    Joint venture

Condensed statements of financial position
Deer Park Refining Limited
	December 31,
	2021 (1)
Cash and cash equivalents	Ps.	16,961
Other current assets	2,747,712
Current assets	2,764,673
Non-current assets	43,991,962
Total assets	46,756,635
Current financial liabilities	20,056,315
Other current liabilities	1,040,825
Current liabilities	21,097,140
Non-current financial liabilities	11,000,707
Other liabilities	1,250,799
Non-current liabilities	12,251,506
Total liabilities	33,348,646
Total equity	13,407,989
Total liabilities and equity	Ps.	46,756,635
(1)Joint venture until January 2022 (see Note 12-B).

Condensed statements of comprehensive income
Deer Park Refining Limited
	December 31,
	2021 (1)
Sales and other income	Ps.	10,706,417
Costs and expenses	12,539,324
Depreciation and amortization	4,223,056
Interest paid	684,673
Income tax	8,660
Net result	Ps.	(6,749,296)
(1)The net loss was due unexpected repairs in the main distillation and coking unit of the refinery and heavy snowfalls in the Texas area, which caused a decrease in the processing of crude oil in refined products.

ii. Associates

Condensed statements of financial position
Sierrita Gas Pipeline, LLC
	December 31,
	2023		2022
Current assets	Ps.	109,299	Ps.	144,229
Non-current assets	2,465,298		2,992,861
Total assets	2,574,597		3,137,090
Current liabilities	61,410		132,444
Total liabilities	61,410		132,444
Total equity	2,513,188		3,004,646
Total liabilities and equity	Ps.	2,574,598	Ps.	3,137,090

Condensed statements of comprehensive income
Sierrita Gas Pipeline, LLC
	December 31,
	2023		2022		2021
Income	Ps.	832,108	Ps.	949,075	Ps.	957,549
Costs and expenses	303,460		410,993		385,376
Net result	Ps.	528,648	Ps.	538,082	Ps.	572,173

Summary of Business Acquisition Consideration Transferred
PEMEX’s purchase of control of Deer Park, through the 50.005% interest owned by Shell, included the following:

Cash paid to Shell	Ps.	8,597,743	U.S.$	421,396
Payment of debt to third parties	18,289,066		896,391
Payment of DPRLP’s debt to company partners	3,496,054		171,350
Total consideration paid in cash	Ps.	30,382,863	U.S.$	1,489,137
Settlement of pre-existing relationship	6,663,803		326,609
Total consideration paid in cash and settlement of pre-existing relationship	Ps.	37,046,666	U.S.$	1,815,746
At the acquisition date, considering the amount of the value of the net assets and the consideration transferred, a gain at a bargain purchase was determined as follows:

Total consideration transferred	Ps.	37,046,666	U.S.$	1,815,746
Fair value of the identifiable net assets acquired	(38,317,854)		(1,878,050)
Gain on bargain purchase	Ps.	(1,271,188)	U.S.$	(62,304)

Disclosure of Identifiable Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of the identifiable assets acquired, including the recognized value of the PEMEX interest prior to the purchase.

Cash and cash equivalents	Ps.	1,597,759	U.S.$	78,310
Inventories	6,918,473		339,091
Other current assets	131,661		6,453
Total current Assets	Ps.	8,647,893	U.S.$	423,854
Property, Plant and Equipment	29,669,961		1,454,196
Total identifiable net assets acquired	Ps.	38,317,854	U.S.$	1,878,050